Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,400	$ 1,113
Property, Plant and Equipment [Line Items]
Gross premises and equipment	37,052	35,548
Less: Accumulated depreciation	(13,582)	(12,150)
Net premises and equipment	23,470	23,398
Land and buildings
Property, Plant and Equipment [Line Items]
Gross premises and equipment	25,155	24,896
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Gross premises and equipment	10,074	9,194
Leasehold improvements
Property, Plant and Equipment [Line Items]
Gross premises and equipment	$ 1,823	$ 1,458